Notes to the Interim Financial Statement - Condensed Consolidated Cash flow Statement - (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	£ 3,858	£ 1,706	£ 5,347
Net cash (used in)/generated from investing activities	(285)	(297)	(18,544)
Net cash (used in)/generated from financing activities	(4,493)	(1,511)	14,759
Net cash flows (used in)/from operating, investing and financing activities	(920)	(102)	1,562
Differences on exchange	(148)	(139)	(391)
(Decrease)/increase in net cash and cash equivalents in the period	(1,068)	(241)	1,171
Net cash and cash equivalents at 1 January*	2,822	1,651	1,651
Net cash and cash equivalents at period end	1,754	1,410	2,822
BAT p.l.c., Parent guarantor
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	(47)	(22)
Net cash (used in)/generated from investing activities	103
Net cash (used in)/generated from financing activities	(56)	22
Net cash and cash equivalents at 1 January*	5	5	5
Net cash and cash equivalents at period end	5	5
BATCAP, Issuer
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	(221)	6
Net cash (used in)/generated from investing activities	572
Net cash (used in)/generated from financing activities	(471)	(6)
Net cash flows (used in)/from operating, investing and financing activities	(120)
Differences on exchange	(2)
(Decrease)/increase in net cash and cash equivalents in the period	(122)
Net cash and cash equivalents at 1 January*	122
BATIF, BATNF,BATHTN, and RAI, Subsidiary guarantors
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	299	75
Net cash (used in)/generated from investing activities	1,430	170
Net cash (used in)/generated from financing activities	(2,276)	(380)
Net cash flows (used in)/from operating, investing and financing activities	(547)	(135)
Differences on exchange	22	15
(Decrease)/increase in net cash and cash equivalents in the period	(525)	(120)
Net cash and cash equivalents at 1 January*	559	(56)	(56)
Net cash and cash equivalents at period end	34	(176)
All other companies, Non-guarantor subsidiaries
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	3,781	1,625
Net cash (used in)/generated from investing activities	(2,253)	(437)
Net cash (used in)/generated from financing activities	(1,909)	(1,229)
Net cash flows (used in)/from operating, investing and financing activities	(381)	(41)
Differences on exchange	(168)	(154)
(Decrease)/increase in net cash and cash equivalents in the period	(549)	(195)
Net cash and cash equivalents at 1 January*	2,141	1,707	1,707
Net cash and cash equivalents at period end	1,592	1,512
Eliminations
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	46	22
Net cash (used in)/generated from investing activities	(137)	(30)
Net cash (used in)/generated from financing activities	219	82
Net cash flows (used in)/from operating, investing and financing activities	128	74
(Decrease)/increase in net cash and cash equivalents in the period	128	74
Net cash and cash equivalents at 1 January*	(5)	(5)	£ (5)
Net cash and cash equivalents at period end	£ 123	£ 69